Schedule of Reconciliation of (Loss)/profit After Income Tax to Net Cash Used in Operating Activities (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Lossprofit After Income Tax To Net Cash Used In Operating Activities
Loss after income tax expense for the half-year	$ (9,194,540)	$ (5,903,451)	$ (11,571,240)	$ 34,402,821
Adjustments for:
Gain from sale of equipment			(16,137)
Fair value gain on investments			2,577,419	(565,317)
Amortization of financial liability	(55,192)	151,229	928,281
Depreciation			456,904	346,828
Management fee			(47,423)
Share based payments (Note 26)			780,235	1,200,053
Non-cash finance costs			(1,870,042)	(133,649)
Gain from deconsolidation of Snow Lake Resources				(91,778,097)
Loss on disposal on Snow Lake Resources				9,102,187
Foreign exchange movement on financial liability	35,932		24,883
Interest income				(20,000)
Impairment of Investment in Snow Lake Resources				45,556,885
Share of loss - associates			6,254,759	29,088
Foreign exchange gain intercompany loans	1,549,439	(158,208)	(868,392)	(1,533,601)
Change in operating assets and liabilities:
Increase in trade and other receivables			(96,579)	(47,469)
Increase in trade and other payables			363,655	584,510
Net cash used in operating activities	$ (1,272,356)	$ (1,433,529)	$ (3,083,677)	$ (2,855,761)